Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Non-capital losses	$ 427,695	$ 208,921
Capital losses
Other temporary differences including accrued interest	453,010	325,157
Deferred tax assets	880,705	534,078
Deferred tax liabilities
Withholding tax	(111,717)	(79,180)
Deferred tax liabilities	(111,717)	(79,180)
Unrecognized deferred tax assets
Non-capital losses	281,643	442,686
Capital losses	117,945	116,450
Other temporary differences including accrued interest	63,471	133,693
Unrecognized deferred tax assets	463,059	$ 692,829
Unrecognized deferred tax liabilities
Withholding tax
Unrecognized deferred tax liabilities